Quarterly Financial Data (Schedule Of Pre-Tax Charges Or (Gains) Included In Net Earnings Attributable To Altria Group, Inc.) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Asset impairment and exit costs	$ 219		$ 1	$ 2	$ 5	$ 3	$ 21	$ 7	$ 222	$ 36	$ 421
Implementation and integration costs	1	1	2		9	24	29	33
Tobacco and health judgments, including accrued interest	121		41			2	16	3
UST acquisition-related costs	1	1		4	7	5	5	5			60
PMCC (decrease) increase to allowance for losses	60	(35)
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge			490						490
SABMiller special items	46	11	57	(32)	22	21	47	17
Pre-tax charges (gains) included in net earnings	$ 448	$ (22)	$ 591	$ (26)	$ 43	$ 55	$ 118	$ 65